Leases - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 36,558
2026	5,386
2027	553
2028	324
Total remaining lease payments (undiscounted)	42,821
Less imputed interest	(838)
Present value of lease liabilities	$ 41,983